Related party transaction	6 Months Ended
Jun. 30, 2023
Related party transaction
Related party transaction

19. Related party transaction

The Company has a joint venture agreement with the University of Colorado Anschutz Medical Campus and UCHealth resulting in a separate legal entity, OncoVerity, Inc. During the first six months of 2023, the Company contributed $13 million towards the joint venture to fund its operations.